Trading Account Gains and Losses (Net Trading Gains and Losses) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net	[1]	¥ 120,596	¥ 745,692	¥ 328,841
Foreign exchange gains (losses)—net	[2],[3]	89,267	44,345	93,577
Net trading gains (losses)		209,863	790,037	422,418
Interest rate contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net		(27,893)	388,289	127,242
Foreign exchange contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net	[4]	115,181	(111,920)	6,748
Equity-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net	[5]	(209,488)	217,744	37,875
Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net	[6]	(55,646)	5,208	269
Other contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net		23,680	(21,143)	(1,455)
Trading securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net		¥ 274,762	¥ 267,514	¥ 158,162

[1]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[2]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.
[3]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[4]	Amounts include gains and losses on currency swaps.
[5]	The net gains (losses) excluded from the assessment of the effectiveness of fair value hedges is included in the above table.
[6]	Amounts do not include the net gains (losses) of ¥(736) million, ¥2,838 million and ¥(2,956) million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2019, 2020 and 2021, respectively. The net gains (losses) is recorded in Other noninterest income (expenses).